Stock Options - Grant Date and Exercise Period of Each Stock Option (Detail)	12 Months Ended
Dec. 31, 2018
Series 4 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	913
Grant Date	July 16, 2013
Exercise period	From February 17, 2014 to February 16, 2017
Series 5 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	1,440
Grant Date	October 31, 2014
Exercise period	From April 1, 2015 to March 31, 2018
Series 6 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	2,665
Grant Date	October 14, 2015
Exercise period	From April 1, 2016 to April 30, 2019
Series 7 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	2,179
Grant Date	June 30, 2016
Exercise period	From April 1, 2017 to March 31, 2020
Series 8 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	4,027
Grant Date	April 14, 2017
Exercise period	From April 14, 2019 to April 13, 2022
Series nine stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	2,417
Grant Date	March 14, 2018
Exercise period	From April 1, 2019 to March 31, 2022